CONSOLIDATED STATEMENTS OF CASH FLOWS - CAD CAD in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016
Operating activities
Earnings	CAD 1,241	CAD 352	CAD 2,186	CAD 1,699
Adjustments to reconcile earnings to net cash provided by operating activities:
Depreciation and amortization	868	555	1,540	1,114
Deferred income taxes (recovery)/expense	255	(26)	416	348
Changes in unrealized (gain)/loss on derivative instruments, net (Note 11)	(480)	77	(898)	(765)
Earnings from equity investments	(236)	(134)	(472)	(364)
Distributions from equity investments	299	177	513	367
Impairment		187		187
Gains on disposition	(69)		(83)
Hedge ineffectiveness (Note 11)		5	1	31
Inventory revaluation allowance	9	10	16	178
Unrealized intercompany foreign exchange (gain)/loss	8	(5)	14	55
Other	(81)	85	17	172
Changes in environmental liabilities, net of recoveries	(99)	23	(95)	14
Changes in operating assets and liabilities	318	64	555	195
Net cash provided by operating activities	2,033	1,370	3,710	3,231
Investing activities
Capital expenditures	(2,280)	(1,314)	(3,922)	(2,959)
Joint venture financing	5	5	(34)	(5)
Long-term investments	(249)	(114)	(2,760)	(247)
Distributions from equity investments in excess of cumulative earnings	28		39
Restricted long-term investments	(18)	(16)	(33)	(28)
Additions to intangible assets	(230)	(29)	(463)	(56)
Acquisition (Note 5)		(485)		(539)
Cash acquired in Merger Transaction (Note 5)			614
Proceeds from dispositions	153		442
Reimbursement of capital expenditures	212		212
Affiliate loans, net	(5)	(117)	(7)	(115)
Changes in restricted cash	16	(10)	21	17
Net cash used in investing activities	(2,368)	(2,080)	(5,891)	(3,932)
Financing activities
Net change in bank indebtedness and short-term borrowings	443	(103)	703	140
Net change in commercial paper and credit facility draws	(82)	758	2,203	(406)
Debenture and term note issues, net of issue costs	3,175		3,175
Debenture and term note repayments	(2,612)	(423)	(3,112)	(423)
Purchase of interest in consolidated subsidiary	(227)		(227)
Contributions from noncontrolling interests	238	12	453	28
Distributions to noncontrolling interests	(195)	(178)	(386)	(362)
Contributions from redeemable noncontrolling interests	589	563	600	567
Distributions to redeemable noncontrolling interests	(63)	(53)	(117)	(95)
Common shares issued	5	6	9	2,233
Preference share dividends	(81)	(71)	(164)	(144)
Common share dividends	(659)	(281)	(1,013)	(557)
Net cash provided by financing activities	531	230	2,124	981
Effect of translation of foreign denominated cash and cash equivalents	(23)	2	(32)	(38)
Increase/(decrease) in cash and cash equivalents	173	(478)	(89)	242
Cash and cash equivalents at beginning of period	1,855	1,735	2,117	1,015
Cash and cash equivalents at end of period	CAD 2,028	CAD 1,257	CAD 2,028	CAD 1,257